SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Successors [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax expense (benefit)		$ (2,025)	$ (4,617)	$ (3,935)
Income tax expense		9,431	10,705	13,071
Successors [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Current tax expense		11,456	15,322	17,006
Deferred tax expense (benefit)		(2,025)	(4,617)	(3,935)
Income tax expense		$ 9,431	$ 10,705	$ 13,071
Predecessors [Member] | NPS Holdings Limited [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax expense (benefit)
Income tax expense	2,342
Predecessors [Member] | Foreign Tax Authority [Member] | NPS Holdings Limited [Member]
Operating Loss Carryforwards [Line Items]
Current tax expense	2,342
Deferred tax expense (benefit)
Income tax expense	$ 2,342